Loans and Allowance for Credit Losses, Loans by Delinquency Status, Commercial (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 887,637	$ 962,265	$ 953,110	$ 956,770	$ 967,604
Nonaccrual loans	8,728
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	478,417	515,719	513,405	503,388	506,536
Nonaccrual loans	4,779	2,254
Total Commercial [Member] | Current-29 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	472,181	512,406
Total Commercial [Member] | 30-89 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,379	981
Total Commercial [Member] | 90 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	78	78
Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	318,805	354,125	350,199	333,125	330,840
Nonaccrual loans	2,698	1,545
Commercial and industrial loans [Member] | Current-29 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	315,493	352,110
Commercial and industrial loans [Member] | 30-89 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	575	423
Commercial and industrial loans [Member] | 90 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	39	47
Commercial real estate mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	121,720	121,824	121,014	126,599	132,491
Nonaccrual loans	1,774	573
Commercial real estate mortgage [Member] | Current-29 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	119,561	120,967
Commercial real estate mortgage [Member] | 30-89 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	347	253
Commercial real estate mortgage [Member] | 90 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	38	31
Commercial real estate construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	21,805	19,939	22,496	24,279	23,916
Nonaccrual loans	48	41
Commercial real estate construction [Member] | Current-29 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	21,532	19,845
Commercial real estate construction [Member] | 30-89 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	224	53
Commercial real estate construction [Member] | 90 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1	0
Lease financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	16,087	19,831	$ 19,696	$ 19,385	$ 19,289
Nonaccrual loans	259	95
Lease financing [Member] | Current-29 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	15,595	19,484
Lease financing [Member] | 30-89 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	233	252
Lease financing [Member] | 90 days past due and still accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 0	$ 0